Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Payables [Abstract]
Amount due to third parties	$ 1,540,233	$ 1,467,838
Interest payable	2,731,168	857,296
Accrued expenses	1,096,397	966,485
Total accrued expenses and other payables	$ 5,367,798	$ 3,291,619